Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net income					$ 7,877,369	$ 4,023,674
Denominator:
Basic weighted average shares outstanding					28,750,000	22,191,781
Basic net income per common share					$ 0.27	$ 0.18
Numerator:
Allocation of net income					$ 7,877,369	$ 3,979,935
Denominator:
Diluted weighted average shares outstanding		28,750,000		28,750,000	28,750,000	22,191,781
Diluted net income per common share					$ 0.27	$ 0.18
Class B [Member]
Numerator:
Allocation of net income					$ 1,969,342	$ 1,245,052
Denominator:
Basic weighted average shares outstanding					7,187,500	6,866,438
Basic net income per common share					$ 0.27	$ 0.18
Numerator:
Allocation of net income					$ 1,969,342	$ 1,289,026
Denominator:
Diluted weighted average shares outstanding	140,000	7,187,500	1,975,557	7,187,500	7,187,500	7,187,500
Diluted net income per common share					$ 0.27	$ 0.18